                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3385

                      (Investment Company Act File Number)

                              Federated Stock Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/03

               Date of Reporting Period: Six months ended 4/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Stock Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$26.71	$30.77	$36.82	$37.83	$38.07	$39.90
Income From Investment Operations:
Net investment income	0.22	0.30	0.28	0.38	0.37	0.37
Net realized and unrealized gain (loss) on investments	0.84	(4.08)	(3.29)	1.53	3.64	5.38

TOTAL FROM INVESTMENT OPERATIONS	1.06	(3.78)	(3.01)	1.91	4.01	5.75

Less Distributions:
Distributions from net investment income	(0.20)	(0.28)	(0.32)	(0.37)	(0.36)	(0.36)
Distributions from net realized gain on investments	--	--	(2.72)	(2.55)	(3.89)	(7.22)

TOTAL DISTRIBUTIONS	(0.20)	(0.28)	(3.04)	(2.92)	(4.25)	(7.58)

Net Asset Value, End of Period	$27.57	$26.71	$30.77	$36.82	$37.83	$38.07

Total Return[2]	3.99%	(12.39)%	(8.57)%	5.49%	11.03%	16.40%

Ratios to Average Net Assets:

Expenses	0.99%[3,4]	0.99%[4]	0.99%	0.94%	0.95%	0.96%

Net investment income	1.59%[3]	0.95%	0.84%	1.06%	0.98%	0.98%

Expense waiver/reimbursement[5]	0.13%[3]	0.08%	0.06%	0.10%	0.10%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,186,346	$1,208,926	$1,438,936	$1,456,221	$1,659,250	$1,448,819

Portfolio turnover	20%	15%	18%	26%	25%	41%

1 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 0.97% and 0.98% after taking into account these expense reductions for the six months ended April 30, 2003 and the year ended October 31, 2002, respectively.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--97.0%
		Consumer Discretionary--9.8%
430,400	[1]	Federated Department Stores, Inc.	$13,178,848
894,231	[1]	Ford Motor Co.	9,210,579
317,429		General Motors Corp.	11,443,315
226,300	[1]	Johnson Controls, Inc.	18,610,912
543,510		Koninklijke (Royal) Philips Electronics NV, ADR	10,152,767
800,700		News Corp. Ltd., ADR	18,784,422
385,800		Sears, Roebuck & Co.	10,933,572
217,200	[1,2]	Viacom, Inc., Class A	9,430,824
323,700	[2]	Viacom, Inc., Class B	14,051,817

		TOTAL	115,797,056

		Consumer Staples--4.5%
522,200		Altria Group, Inc.	16,062,872
242,200	[1]	General Mills, Inc.	10,925,642
148,900		Kimberly-Clark Corp.	7,410,753
437,500	[1]	Sara Lee Corp.	7,341,250
356,600	[1]	UST, Inc.	11,172,278

		TOTAL	52,912,795

		Energy--9.2%
485,900		BP PLC, ADR	18,726,586
383,189		ChevronTexaco Corp.	24,068,101
379,360		ConocoPhillips	19,081,808
467,800	[1]	ENSCO International, Inc.	11,882,120
680,700		Exxon Mobil Corp.	23,960,640
524,200	[1]	Marathon Oil Corp.	11,936,034

		TOTAL	109,655,289

		Financials--30.3%
540,200		Allstate Corp.	20,414,158
167,800		American International Group, Inc.	9,724,010
438,300		Bank of America Corp.	32,456,115
334,306		Bear Stearns Cos., Inc.	22,345,013
805,300		Citigroup, Inc.	31,608,025
222,100		Fannie Mae	16,077,819
25,400		Hartford Financial Services Group, Inc.	1,035,304
507,900		J.P. Morgan Chase & Co.	14,906,865
296,200	[1]	Lincoln National Corp.	9,466,552
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
432,400		Loews Corp.	$17,845,148
76,600	[1]	MBIA Insurance Corp.	3,424,020
362,900		Marsh & McLennan Cos., Inc.	17,303,072
434,600		Metropolitan Life Insurance Co.	12,486,058
576,600		Morgan Stanley	25,802,850
254,300		PNC Financial Services Group	11,163,770
659,600	[1]	Principal Financial Group	19,194,360
560,600		U.S. Bancorp	12,417,290
674,300		Wachovia Corp.	25,765,003
784,745	[1]	Washington Mutual, Inc.	30,997,428
509,700		Wells Fargo & Co.	24,598,122

		TOTAL	359,030,982

		Healthcare--5.7%
244,300	[2]	Boston Scientific Corp.	10,517,115
475,900		Bristol-Myers Squibb Co.	12,154,486
208,500		Merck & Co., Inc.	12,130,530
680,400		Pfizer, Inc.	20,922,300
125,100		UnitedHealth Group, Inc.	11,525,463

		TOTAL	67,249,894

		Industrials--12.3%
304,000		Block (H&R), Inc.	11,740,480
1,736,252	[1,2]	Cendant Corp.	24,793,679
501,900		First Data Corp.	19,689,537
140,300		General Dynamics Corp.	8,708,421
217,100	[1]	Ingersoll-Rand Co., Class A	9,569,768
191,700	[1]	Northrop Grumman Corp.	16,860,015
173,500	[1]	Textron, Inc.	5,116,515
1,478,271	[1]	Tyco International Ltd.	23,061,028
293,200		Union Pacific Corp.	17,451,264
417,700		Waste Management, Inc.	9,072,444

		TOTAL	146,063,151

		Information Technology--8.9%
258,200	[2]	Computer Sciences Corp.	8,507,690
513,600	[1]	Electronic Data Systems Corp.	9,321,840
1,467,149		Hewlett-Packard Co.	23,914,529
187,400		International Business Machines Corp.	15,910,260
175,600	[2]	Lexmark International Group, Class A	13,083,956
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
1,076,700	[1]	Motorola, Inc.	$8,516,697
1,051,960	[1,2]	Storage Technology Corp.	26,004,451

		TOTAL	105,259,423

		Materials--6.1%
379,600		Air Products & Chemicals, Inc.	16,349,372
441,400		Alcoa, Inc.	10,121,302
363,600		Du Pont (E.I.) de Nemours & Co.	15,463,908
386,100		International Paper Co.	13,803,075
347,500		PPG Industries, Inc.	16,857,225

		TOTAL	72,594,882

		Telecommunication Services--5.0%
547,900		BellSouth Corp.	13,965,971
661,000		SBC Communications, Inc.	15,440,960
791,000	[1]	Sprint Corp.	9,104,410
574,256		Verizon Communications	21,465,689

		TOTAL	59,977,030

		Utilities--5.2%
333,500	[1]	Cinergy Corp.	11,385,690
358,200		Entergy Corp.	16,695,702
326,800	[1]	FPL Group, Inc.	19,892,316
356,200		Public Service Enterprises Group, Inc.	13,703,014

		TOTAL	61,676,722

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,076,406,219)	1,150,217,224

		MUTUAL FUNDS--8.5%
24,186,922		Prime Value Obligations Fund, Class IS	24,186,922
76,657,181		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	76,657,181

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	100,844,103

		TOTAL INVESTMENTS--105.5% (IDENTIFIED COST $1,177,250,322)[3]	1,251,061,327

		OTHER ASSETS AND LIABILITIES - NET--(5.5)%	(64,715,548)

		TOTAL NET ASSETS--100%	$1,186,345,779

1 Certain shares are temporarily on loan to unaffiliated broker/dealers.

2 Non-income producing security.

3 The cost of investments for federal tax purposes amounts to $1,177,250,322.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $73,423,796 of securities loaned (identified cost $1,177,250,322)		$1,251,061,327
Income receivable		1,996,302
Receivable for investments sold		12,560,516
Receivable for shares sold		1,145,549

TOTAL ASSETS		1,266,763,694

Liabilities:
Payable for investments purchased	$2,923,826
Payable for shares redeemed	454,567
Payable to bank	259,665
Payable on collateral due to broker	76,657,181
Accrued expenses	122,676

TOTAL LIABILITIES		80,417,915

Net assets for 43,027,138 shares outstanding		$1,186,345,779

Net Assets Consist of:
Paid in capital		$1,228,666,732
Net unrealized appreciation of investments		73,811,005
Accumulated net realized loss on investments		(118,192,046)
Undistributed net investment income		2,060,088

TOTAL NET ASSETS		$1,186,345,779

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,186,345,779 ÷ 43,027,138 shares outstanding		$27.57

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $55,508)			$14,800,683
Interest (including income on securities loaned of $16,291)			154,851

TOTAL INCOME			14,955,534

Expenses:
Investment adviser fee		$4,069,024
Administrative personnel and services fee		440,064
Custodian fees		27,505
Transfer and dividend disbursing agent fees and expenses		408,772
Directors'/Trustees' fees		11,455
Auditing fees		7,566
Legal fees		1,792
Portfolio accounting fees		71,249
Shareholder services fee		1,462,978
Share registration costs		28,761
Printing and postage		28,788
Insurance premiums		265
Miscellaneous		5,344

TOTAL EXPENSES		6,563,563

Waivers, Reimbursement and Expense Reduction:
Waiver of transfer and dividend disbursing agent fees and expenses	$(8,202)
Waiver of shareholder services fee	(760,669)
Reimbursement of investment adviser fee	(2,727)
Fees paid indirectly from directed brokerage arrangements	(152,959)

TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(924,557)

Net expenses			5,639,006

Net investment income			9,316,528

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(40,875,165)
Net change in unrealized depreciation of investments			75,464,491

Net realized and unrealized gain on investments			34,589,326

Change in net assets resulting from operations			$43,905,854

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,316,528	$14,485,810
Net realized loss on investments	(40,875,165)	(75,458,210)
Net change in unrealized appreciation/depreciation of investments	75,464,491	(139,142,762)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	43,905,854	(200,115,162)

Distributions to Shareholders:
Distributions from net investment income	(8,683,220)	(13,578,454)

Share Transactions:
Proceeds from sale of shares	237,802,050	523,492,543
Proceeds from shares issued in connection with the tax-free transfer of assets from Second National Bank Common Trust Fiduciary Equity Fund	6,738,961	--
Proceeds from shares issued in connection with the taxable transfer of assets from Second National Bank Common Trust Pension Equity Fund	1,477,018	--
Net asset value of shares issued to shareholders in payment of distributions declared	6,515,436	10,479,177
Cost of shares redeemed	(310,336,154)	(550,288,371)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(57,802,689)	(16,316,651)

Change in net assets	(22,580,055)	(230,010,267)

Net Assets:
Beginning of period	1,208,925,834	1,438,936,101

End of period (including undistributed net investment income of $2,060,088 and $1,426,780, respectively)	$1,186,345,779	$1,208,925,834

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Stock Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to provide growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stocks of high-quality companies.

On November 15, 2002, the Fund received a tax-free transfer of assets from Second National Bank Common Trust Fiduciary Equity Fund and a taxable transfer of assets from Second National Bank Common Trust Pension Equity Fund, as follows:

	Shares of the Fund Issued	Second National Bank Common Trust Net Assets Received	Unrealized Appreciation[1]	Net Assets of Fund Prior to Combination	Net Assets of Second National Bank Common Trust Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Second National Bank Common Trust Fiduciary Equity Fund	249,499	$6,738,961	$1,247,323	$1,219,614,855	$6,738,961	$1,226,353,816

Second National Bank Common Trust Pension Equity Fund	54,684	1,477,018	--	1,219,614,855	1,477,018	1,221,091,873

1 Unrealized appreciation is included in the Second National Bank Common Trust Fiduciary Equity Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their market value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$73,423,796	$76,657,181

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in capital stock were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Shares sold	8,857,006	16,551,820
Shares issued in connection with the tax-free transfer of assets from Second National Bank Common Trust Fiduciary Equity Fund	249,499	--
Shares issued in connection with the taxable transfer of assets from Second National Bank Common Trust Pension Equity Fund	54,684	--
Shares issued to shareholders in payment of distributions declared	243,672	343,955
Shares redeemed	(11,633,914)	(18,408,232)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,229,053)	(1,512,457)

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $1,177,250,322. The net unrealized appreciation of investments for federal tax purposes was $73,811,005. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $229,464,448 and net unrealized depreciation from investments for those securities having an excess of cost over value of $155,653,443.

At October 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $77,233,610, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,802,407

2010	$75,431,203

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFLIATIES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.750% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.400% of average daily net assets in excess of $2 billion. The Adviser will waive its adviser fee or reimburse the Fund for certain operating expenses in an amount, if any, by which the Fund's aggregate annual operating expenses, including its investment adviser fee but excluding interest, taxes, brokerage, commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1.00% of average daily net assets of the Fund.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2003, the Fund's expenses were reduced by $152,959 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2003 were as follows:

Purchases	$228,221,973

Sales	$306,986,817

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Stock Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313900102

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8083101 (6/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        June 24, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        June 25, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 24, 2003